AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Health Care – 29.0%
Biotechnology – 14.8%
ADARx Pharmaceuticals, Inc.(a)	9,048	$180,417
Ascendis Pharma A/S(a)	1,170	266,561
Avalo Therapeutics, Inc.(a)(b)	11,681	179,070
Bridgebio Pharma, Inc.(a)	3,685	242,473
Celcuity, Inc.(a)(b)	2,560	203,571
CG oncology, Inc.(a)(b)	6,184	438,384
Cogent Biosciences, Inc.(a)(b)	12,163	389,459
Denali Therapeutics, Inc.(a)(b)	11,958	247,172
Dianthus Therapeutics, Inc.(a)(b)	4,095	360,565
Eikon Therapeutics, Inc.(a)(b)	8,797	70,728
Electra Therapeutics, Inc.(a)	15,358	172,778
Erasca, Inc.(a)(b)	20,761	304,356
Halozyme Therapeutics, Inc.(a)	2,623	289,579
Ideaya Biosciences, Inc.(a)	7,018	269,632
Immix Biopharma, Inc.(a)(b)	13,023	135,504
Kymera Therapeutics, Inc.(a)(b)	4,004	447,607
Madrigal Pharmaceuticals, Inc.(a)	393	198,056
Marea Therapeutics, Inc.(a)(c)(d)(e)	75	95,651
Mineralys Therapeutics, Inc.(a)	9,212	231,498
Newamsterdam Pharma Co. NV(a)(b)	7,047	171,383
Palvella Therapeutics, Inc.(a)(b)	2,185	301,377
Parabilis Medicines, Inc.(a)(b)	6,338	204,654
Relay Therapeutics, Inc.(a)(b)	19,576	353,347
Rhythm Pharmaceuticals, Inc.(a)	4,246	404,283
Twist Bioscience Corp.(a)	2,216	428,220
Vera Therapeutics, Inc.(a)	8,396	271,107
Viridian Therapeutics, Inc.(a)(b)	9,395	193,443
Xenon Pharmaceuticals, Inc.(a)	3,307	122,987
Zenas Biopharma, Inc.(a)(b)	9,133	246,317

		7,420,179

Health Care Equipment & Supplies – 3.9%
AtriCure, Inc.(a)	14,382	808,268
Glaukos Corp.(a)	4,856	797,307
Kestra Medical Technologies Ltd.(a)	12,327	348,731

		1,954,306

Health Care Providers & Services – 2.9%
BrightSpring Health Services, Inc.(a)(b)	11,764	667,607
Guardant Health, Inc.(a)	2,852	508,683
Pennant Group, Inc. (The)(a)	7,981	311,259

		1,487,549

Health Care Technology – 1.6%
HeartFlow, Inc.(a)	16,087	800,328

Life Sciences Tools & Services – 2.0%
Alamar Biosciences, Inc.(a)	11,795	401,856
Repligen Corp.(a)(b)	3,102	596,297

		998,153

Pharmaceuticals – 3.8%
Apnimed, Inc.(a)(b)	5,860	128,392
Definium Therapeutics, Inc.(a)	9,980	379,839
Edgewise Therapeutics, Inc.(a)	8,984	364,750
Enliven Therapeutics, Inc.(a)	6,264	287,142
Kardigan, Inc.(a)(b)	12,065	177,959
Rapport Therapeutics, Inc.(a)	5,505	184,968
Structure Therapeutics, Inc. (ADR)(a)	2,936	91,809
Trevi Therapeutics, Inc.(a)	19,978	286,085

		1,900,944

		14,561,459

Company	Shares	U.S. $ Value

Information Technology – 21.1%
Communications Equipment – 1.2%
Viavi Solutions, Inc.(a)	13,996	$586,713

Electronic Equipment, Instruments & Components – 3.2%
Advanced Energy Industries, Inc.	1,635	460,776
Littelfuse, Inc.	913	386,875
nLight, Inc.(a)	7,050	274,562
TTM Technologies, Inc.(a)	4,003	491,728

		1,613,941

IT Services – 0.9%
DigitalOcean Holdings, Inc.(a)(b)	3,605	480,871

Semiconductors & Semiconductor Equipment – 7.8%
Allegro MicroSystems, Inc.(a)(b)	9,250	336,237
Ambiq Micro, Inc.(a)	6,937	472,895
Cohu, Inc.(a)(b)	10,515	716,492
MaxLinear, Inc.(a)	8,568	773,776
SambaNova Systems, Inc.(a)(d)(e)	981	125,058
Semtech Corp.(a)	3,616	644,914
SiMa.ai(a)(d)(e)	13,773	126,436
Ultra Clean Holdings, Inc.(a)	8,875	719,408

		3,915,216

Software – 8.0%
Box, Inc. - Class A(a)(b)	14,875	498,015
Hut 8 Corp.(a)	6,847	589,527
JFrog Ltd.(a)	11,383	1,104,606
Manhattan Associates, Inc.(a)	3,380	671,606
Rubrik, Inc. - Class A(a)	3,476	397,898
Runway AI, Inc. - Class D(a)(d)(e)	7,184	114,261
ServiceTitan, Inc. - Class A(a)(b)	9,943	654,150

		4,030,063

		10,626,804

Industrials – 19.4%
Aerospace & Defense – 5.2%
AAR Corp.(a)	5,979	606,689
Aevex Corp. - Class A(a)(b)	20,078	303,981
Kratos Defense & Security Solutions, Inc.(a)	10,286	439,109
Moog, Inc. - Class A	2,588	987,245
Voyager Technologies, Inc. - Class A(a)(b)	8,589	259,817

		2,596,841

Building Products – 2.4%
Modine Manufacturing Co.(a)	2,545	476,424
Zurn Elkay Water Solutions Corp. - Class C	16,303	757,600

		1,234,024

Construction & Engineering – 2.3%
Argan, Inc.	1,744	659,145
Legence Corp. - Class A(a)	9,279	498,096

		1,157,241

Electrical Equipment – 2.8%
DPC Holdings PLC(a)	5,418	228,965
ERock, Inc. - Class A(a)(b)	22,746	278,866
Generac Holdings, Inc.(a)	2,062	426,731
Nextpower, Inc. (a)	6,208	483,789

		1,418,351

Ground Transportation – 2.0%
Saia, Inc.(a)	1,856	619,422
TFI International, Inc.(b)	3,333	399,493

		1,018,915

Machinery – 4.7%
Enpro, Inc.	2,187	669,791

Company	Shares	U.S. $ Value

ESCO Technologies, Inc.	2,520	$668,077
ITT, Inc.	2,631	530,989
SPX Technologies, Inc.(a)	2,806	475,785

		2,344,642

		9,770,014

Financials – 10.4%
Banks – 1.0%
Western Alliance Bancorp	6,611	496,486

Capital Markets – 4.2%
Lincoln International, Inc.	14,282	329,771
Marex Group Ltd.	11,401	795,334
Piper Sandler Cos.	8,116	535,412
Stifel Financial Corp.	6,596	461,984

		2,122,501

Consumer Finance – 3.6%
Dave, Inc.(a)(b)	1,805	580,326
Figure Technology Solutions, Inc. - Class A(a)(b)	14,195	409,526
FirstCash Holdings, Inc.(b)	3,988	842,385

		1,832,237

Financial Services – 0.8%
Chime Financial, Inc. - Class A(a)	14,622	389,530

Insurance – 0.8%
Neptune Insurance Holdings, Inc. - Class A(a)	13,863	379,153

		5,219,907

Consumer Discretionary – 9.9%
Broadline Retail – 1.0%
Savers Value Village, Inc.(a)(b)	57,226	527,052

Diversified Consumer Services – 0.7%
Lincoln Educational Services Corp.(a)	15,575	340,625

Hotels, Restaurants & Leisure – 4.3%
Cava Group, Inc.(a)(b)	10,472	566,535
Navan, Inc. - Class A(a)	27,277	572,544
Rush Street Interactive, Inc.(a)	28,210	573,510
Texas Roadhouse, Inc.	2,897	452,917

		2,165,506

Household Durables – 1.1%
SharkNinja, Inc.(a)	2,984	537,478

Leisure Products – 1.2%
YETI Holdings, Inc.(a)(b)	15,147	621,330

Specialty Retail – 1.6%
Murphy USA, Inc.	1,132	570,562
Reformation, Inc.(a)(b)	18,384	221,343

		791,905

		4,983,896

Consumer Staples – 4.0%
Consumer Staples Distribution & Retail – 1.9%
Chefs’ Warehouse, Inc. (The)(a)(b)	8,612	966,008

Food Products – 2.1%
Freshpet, Inc.(a)(b)	11,091	638,398
Once Upon a Farm PBC - Class A(a)(b)	15,217	239,668
Wonder Corp.(a)(d)(e)	16,548	143,057

		1,021,123

		1,987,131

Company	Shares	U.S. $ Value

Energy – 3.6%
Energy Equipment & Services – 2.6%
Cactus, Inc. - Class A	11,738	$730,338
Oceaneering International, Inc.(a)	12,952	565,096

		1,295,434

Oil, Gas & Consumable Fuels – 1.0%
Permian Resources Corp. - Class A	23,707	500,692

		1,796,126

Materials – 1.4%
Metals & Mining – 1.4%
Constellium SE(a)	18,310	442,919
USA Rare Earth, Inc.(a)(b)	17,461	245,851

		688,770

Communication Services – 0.3%
Media – 0.3%
Liftoff Mobile, Inc.(a)(b)	11,030	174,274

Total Common Stocks (cost $43,040,154)		49,808,381

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(f)(g)(h) (cost $433,287)	433,287	433,287

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $43,473,441)		50,241,668

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.70%(f)(g)(h) (cost $1,516,371)	1,516,371	1,516,371

Total Investments – 103.0% (cost $44,989,812)(i)		51,758,039
Other assets less liabilities – (3.0)%		(1,523,867)

Net Assets – 100.0%		$50,234,172

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Marea Therapeutics, Inc.	09/18/2026	$112,233	$95,651	0.19%

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)

As of September 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,886,899 and gross unrealized depreciation of investments was $4,118,672, resulting in net unrealized appreciation of $6,768,227.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Health Care	$14,465,808	$-0-	$95,651	$14,561,459
Information Technology	10,261,049	-0-	365,755	10,626,804
Industrials	9,770,014	-0-	-0-	9,770,014
Financials	5,219,907	-0-	-0-	5,219,907
Consumer Discretionary	4,983,896	-0-	-0-	4,983,896
Consumer Staples	1,844,074	-0-	143,057	1,987,131
Energy	1,796,126	-0-	-0-	1,796,126
Materials	688,770	-0-	-0-	688,770
Communication Services	174,274	-0-	-0-	174,274
Short-Term Investments	433,287	-0-	-0-	433,287
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,516,371	-0-	-0-	1,516,371

Total Investments in Securities	51,153,576	-0-	604,463	51,758,039
Other Financial Instruments(a)	-0-	-0-	-0-	-0-

Total	$51,153,576	$-0-	$604,463	$51,758,039

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2026 is as follows:

Fund	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$463	$24,671	$24,701	$433	$19
AB Government Money Market Portfolio*	1,572	17,885	17,941	1,516	32
	$2,035	$42,556	$42,642	$1,949	$51

*	Investments of cash collateral for securities lending transactions.